Note 13 - Income Taxes	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Income Tax Disclosure [Text Block]
Note
13
- Income Taxes

On
December 22, 2017,
the Tax Cuts and Jobs Act (“TCJA”) was signed into law. The TCJA makes broad and complex changes to the U.S. tax code that affected our income tax rate in
2017.
The TCJA reduces the U.S. federal corporate income tax rate from
34%
to
21%.
As a result, the Company was required to re-measure, through income tax expense, the deferred tax assets and liabilities using the enacted rate at which they are expected to be recovered or settled. The re-measurement of the net deferred tax asset resulted in additional income tax expense of
$297,000
for the year-ended
December 31, 2017.

The components of income tax expense for the years ended
December
31,
2018
and
2017
are as follows (in thousands):

	201 8	201 7
Federal:
Current	$507	$911
Deferred	(26)	(65)
Change in corporate tax rate	--	297
Total federal	481	1,143
State, current	186	62
Total	$667	$1,205

The following table presents the reconciliation between the reported income tax expense and the income tax expense which would be computed by applying the normal federal income tax rate of
21%
and
34%
to income before taxes for the years ended
December
31,
2018
and
2017,
respectively, as follows (in thousands):

	201 8	201 7
Federal income tax at statutory rate	$560	$907
State tax, net of federal benefit	151	42
Stock compensation expense	(33)	(21)
Change in corporate tax rate	--	297
Other	(11)	(20)
Total	$667	$1,205

The components of the net deferred tax asset at
December
31,
2018
and
2017
are as follows (in thousands):

	20 1 8	20 1 7
Deferred tax assets:
Allowance for loan losses	$413	$380
Stock-based compensation	7	13
Interest on non-accrual loans	2	5
Unrealized loss on investment securities available for sale	--	4
Deferred loan fees	182	176
Organization cost	1	1
Total deferred tax assets	605	579

Deferred tax liabilities:
Bank premises and equipment	(93)	(94)
Intangible	(9)	(5)
Total deferred tax liabilities	(102)	(99)

Net Deferred Tax Asset	$503	$480

The net deferred tax asset at
December 31, 2018
and
2017
of
$503,000
and
$480,000,
respectively, is included in other assets.
No
valuation allowance was established at
December 31, 2018
and
2017,
in view of the Company’s tax strategies and anticipated future taxable income as evidenced by the Company’s earnings potential.